RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2013	Sep. 30, 2010
Related Party Transaction [Line Items]
Legal expense	$ 47	$ 58	$ 36
Legal fees due	28	64
Related Party One [Member]
Related Party Transaction [Line Items]
Selling services	223	161	$ 163
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling services	48	49
Related Party Three [Member]
Related Party Transaction [Line Items]
Selling services	15	15
Related Party Four [Member]
Related Party Transaction [Line Items]
Legal expense	13
Performance Guarantee [Member]
Related Party Transaction [Line Items]
Performance guarantee		$ 1,458
Letter of Credit [Member]
Related Party Transaction [Line Items]
Letter of credit				$ 1,000	$ 775
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Annual Compensation	60
Annual Compensation one-time grant	$ 660
Directors and Officers [Member]
Related Party Transaction [Line Items]
Issuance of common stock	2,900,000
Issuance of stock, per share	$ 0.60